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                    [Van Kampen Investments Inc. Letterhead]

                                                                       497(j)

                                 July 31, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: Van Kampen Trust, on behalf of its series, Van Kampen High Yield Fund
         Rule 497(j) Filing (File Nos. 33-4410 and 811-4629)

Ladies and Gentlemen:

     Van Kampen Trust, on behalf of its series, Van Kampen High Yield Fund, filed via EDGAR on July 26, 2002, an electronically signed copy of Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits filed therewith pursuant to Rule 485(b) of the General Rules and Regulations (the "1933 Act Rules") of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended.

     In accordance with the provisions of Rule 497(j) of the 1933 Act Rules, this letter serves to certify that the Prospectus and Statement of Additional Information contained in the Registration Statement does not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules.

     Should the staff have any questions regarding the foregoing, please do not hesitate to call me at (212) 762-5295.


                                    Very truly yours,

                                    /s/ Sara L. Badler

                                    Sara L. Badler
                                    Assistant Secretary